Document and Entity Information	Jul. 21, 2025
Cover [Abstract]
Entity Registrant Name	FARO TECHNOLOGIES INC
Amendment Flag	true
Entity Central Index Key	0000917491
Document Type	8-K/A
Document Period End Date	Jul. 21, 2025
Entity Incorporation State Country Code	FL
Entity File Number	0-23081
Entity Tax Identification Number	59-3157093
Entity Address, Address Line One	125 Technology Park
Entity Address, City or Town	Lake Mary
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32746
City Area Code	(407)
Local Phone Number	333-9911
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.001
Trading Symbol	FARO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	FARO Technologies, Inc. (the “Company”) filed a Current Report on Form 8-K on July 21, 2025 (the “Original Form 8-K”) reporting, under Item 1.01, that the Company and U.S. Bank Trust Company, National Association, as trustee, entered into a First Supplemental Indenture, dated as of July 21, 2025 (the “Supplemental Indenture”). The Supplemental Indenture filed as Exhibit 4.2 to the Original Form 8-K contained a typographical error with respect to the amount of cash Holders have the right to receive per $1,000 principal amount of Notes held (as such terms are defined in the Supplemental Indenture). A corrected copy of the Supplemental Indenture is filed hereto as Exhibit 4.1. Other than the corrected Supplemental Indenture filed as Exhibit 4.1 hereto, no other disclosure in the Original Form 8-K is amended by this Form 8-K/A.